SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2011
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

28. SUBSEQUENT EVENTS

(1) Tianjin Geha

In April 2010, the Group paid RMB 4 million under the exclusivity agreement with Tianjin Geha Technology Development Co., Ltd. (“Geha”). In November 2010, the Company signed the sale and purchase agreement (“S&P Agreement”) with Geha to acquire Tianjin Guanghua Company Management Consulting Co., Ltd. and paid an additional RMB 11.5 million by December 31, 2010. The acquisition was not closed as of December 31, 2011. Subsequently on April 20, 2012, the Company and Geha signed a termination agreement to terminate the S&P Agreement. The RMB 15.5 million paid previously will be fully repaid to the Company by April 2013. The portion to be repaid after December 31, 2012 of RMB 7.5 million is classified as a non-current asset as of December 31, 2011.

(2) Operating rights in relation to 21st school

As disclosed in Note 1(a), in December 2011, the Group signed an agreement to sell its 21st School to Xihua Group. As of December 31, 2011, the disposal transaction has not been completed, and 21st School remains classified as held for use since the Group will have significant continuing involvement in 21st School following the planned disposal. In March 2012, the Group finalised a 15 year operating rights arrangement with Xihua Group. The arrangement stipulates the rights and responsibilities of the individual parties during the 15 year period. Based on the contractual terms, these rights give Ambow the ability to continue operating the school on behalf of Xihua Group, and the right to extract any earnings arising over the next 15 years. Xihua Group has the right to terminate the operating rights arrangement at any time, and will be required to compensate the Group for any early termination in accordance with the terms of the original disposal agreement.

(3) Option grants

In March 2012, the Company granted 2,200,000 stock options and 200,000 restricted shares to management and employees of the Company.